Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, plant and equipment

11. Property, plant and equipment

	At December 31, 2024
	Original cost	Accumulated depreciation	Assets net
	USD’000	USD’000	USD’000
Bearer plant	31,009	5,558	25,451
Buildings	516	306	210
Plant and machinery	483	454	29
Fixtures and equipment	18	18	—
Motor vehicles	1	1	—
Software	20	20	—
Leasehold improvements	20	19	1
	32,067	6,376	25,691
	At December 31, 2025
	Original cost	Accumulated depreciation	Assets net
	USD’000	USD’000	USD’000
Bearer plant	32,369	6,961	25,408
Buildings	580	350	230
Plant and machinery	504	475	29
Fixtures and equipment	18	18	—
Motor vehicles	1	1	—
Software	137	33	104
Leasehold improvements	20	20	—
	33,629	7,858	25,771

Depreciation expense for property, plant and equipment for the years ended December 31, 2023, 2024 and 2025 was USD1,091,000, USD1,091,000 and USD1,172,000, respectively.